UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4049

DWS Income Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)

Government National Mortgage Association 97.9%
Government National Mortgage Association:
5.0%, with various maturities from 5/20/2019 until 12/15/2036 (a) (e) (f)	465,151,172	439,678,175
5.5%, with various maturities from 7/20/2013 until 6/20/2036 (a) (e) (f)	948,146,373	920,715,161
6.0%, with various maturities from 8/15/2008 until 4/15/2037 (e) (f)	616,612,294	615,231,318
6.5%, with various maturities from 3/15/2008 until 1/15/2037 (e)	255,201,752	259,648,632
7.0%, with various maturities from 4/15/2008 until 9/15/2036	42,726,594	44,256,608
7.5%, with various maturities from 6/15/2008 until 1/15/2037	46,942,133	49,127,024
8.0%, with various maturities from 4/15/2008 until 9/15/2032	9,816,300	10,321,383
8.5%, with various maturities from 7/15/2008 until 1/15/2031	960,299	1,028,079
9.0%, with various maturities from 2/15/2020 until 7/15/2030	1,428,193	1,552,060
10.5%, with various maturities from 10/20/2016 until 1/20/2021	497,049	560,609

11.5%, with various maturities from 4/15/2013 until 2/15/2016	124,903	140,209
12.0%, with various maturities from 12/15/2012 until 7/15/2015	418,708	477,835
12.5%, with various maturities from 5/15/2010 until 8/15/2015	250,934	285,492
13.0%, 5/15/2015	6,077	7,055
13.5%, with various maturities from 11/15/2012 until 9/15/2014	59,072	68,951
14.0%, 7/15/2011	26,712	29,530
14.5%, 10/15/2014	33,596	39,072
16.0%, 2/15/2012	19,678	22,881

Total Government National Mortgage Association (Cost $2,398,651,266)		2,343,190,074
Collateralized Mortgage Obligations 12.2%
Federal Home Loan Mortgage Corp., "GZ", Series 2906, 5.0%, 9/15/2034	12,749,934	10,644,186
Government National Mortgage Association:
"CO", Series 2002-76, Principal Only, Zero Coupon , 3/22/2032	2,568,239	1,323,576
"1", Series 1, Principal Only, Zero Coupon, 7/20/2034	2,929,468	2,073,215
"PO", Series 2006-25, Principal Only, Zero Coupon, 5/20/2036	3,776,262	2,733,816
"AO", Series 2006-58, Principal Only, Zero Coupon, 10/16/2036	6,573,933	4,824,152
"SU", Series 2004-30, Interest Only, 1.88% ***, 2/20/2032	31,483,470	1,230,355
"AD", Series 2005-41, 4.5%, 5/20/2035	8,094,288	7,477,017
"A", Series 2005-80, 5.0%, 10/20/2031	14,072,388	13,735,891
"GD", Series 2004-26, 5.0%, 11/16/2032	21,000,000	19,768,142
"LG", Series 2003- 70, 5.0%, 8/20/2033	5,000,000	4,490,436
"KE", Series 2004-19, 5.0%, 3/16/2034	5,000,000	4,433,846
"PH", Series 2004-80, 5.0%, 7/20/2034	11,000,000	10,018,568
"LE", Series 2004-87, 5.0%, 10/20/2034	7,000,000	6,318,306
"ZB", Series 2005-15, 5.0%, 2/16/2035	11,234,724	9,548,595
"GZ", Series 2005-44, 5.0%, 7/20/2035	3,301,070	2,719,390
"CK", Series 2007-31, 5.0%, 5/16/2037	9,000,000	8,353,223
"PZ" Series 2003-25, 5.5%, 4/20/2033	6,284,467	5,754,502
"TZ", Series 2003-85, 5.5%, 10/20/2033	6,114,383	5,470,925
"PC", Series 2007-2, 5.5%, 6/20/2035	11,510,346	11,131,118
"Z", Series 2005-96, 5.5%, 12/16/2035	7,083,556	6,394,742
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,636,585
"ZA", Series 2007-30, 5.5%, 5/16/2037	5,040,999	4,455,086
"FP", Series 2005-61, 5.54% *, 8/16/2035	35,267,565	34,804,513
"FM", Series 2004-80, 5.62% *, 7/20/2034	30,000,000	29,887,617
"ZB", Series 2005-65, 6.0%, 9/20/2032	23,520,079	23,395,188
"PH" Series 2002- 84, 6.0%, 11/16/2032	9,000,000	8,858,083
"PB", Series 2005-92, 6.0%, 12/20/2035	8,000,000	7,794,191
"FP", Series 2003-67, 6.22% *, 8/20/2033	14,971,875	15,527,628
"K", Series 2001-35, 6.45%, 10/26/2023	8,169,200	8,322,000
"VB", Series 2002-49, 6.5%, 8/20/2017	5,355,479	5,358,321
"IO", Series 2006-61, Interest Only, 6.5%, 11/20/2036	18,230,247	4,790,001
"ST", Series 2004-71, 7.0% *, 9/20/2034	7,108,533	6,995,895

Total Collateralized Mortgage Obligations (Cost $296,427,434)		293,269,109
US Government Agency Sponsored Pass-Throughs 5.9%
Federal Home Loan Mortgage Corp.:
5.492% *, 2/1/2037	23,561,120	23,378,172
5.729% *, 4/1/2037	18,910,342	18,851,269
5.77% *, 12/1/2036	11,648,082	11,571,034
5.85% *, 1/1/2037	23,149,999	23,087,131
5.866% *, 12/1/2036	9,441,299	9,407,850
Federal National Mortgage Association:
5.847% *, 9/1/2036	10,838,415	10,896,803

5.865% *, 1/1/2037	22,976,178	22,969,844
5.971% *, 12/1/2036	21,342,831	21,480,092

Total US Government Agency Sponsored Pass-Throughs (Cost $142,831,075)		141,642,195
US Treasury Obligations 0.1%
US Treasury Bill, 4.845% **, 7/19/2007 (b) (Cost $1,306,827)	1,310,000	1,306,827
Options Purchased 0.1%
Call Swaption 0.0%
5 Year Call Swaption Expiring 6/22/2012, Strike price, $6.08	42,450,000	879,658
Put Swaption 0.1%
5 Year Put Swaption Expiring 6/22/2012, Strike price, $6.08	42,450,000	1,127,582

Total Swaptions Purchased (Cost $2,012,130)		2,007,240
	Shares	Value ($)

Securities Lending Collateral 2.9%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $70,512,297)	70,512,297	70,512,297
Cash Equivalents 3.0%
Cash Management QP Trust, 5.34% (c) (Cost $71,406,594)	71,406,594	71,406,594
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,983,147,623)	122.1	2,923,334,336
Other Assets and Liabilities, Net	(22.1)	(529,863,731)

Net Assets	100.0	2,393,470,605

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of June 30, 2007.

**	Annualized yield at time of purchase; not a coupon rate
***	This security is shown at its current rate as of June 30, 2007.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $69,116,548 which is 2.9% of net assets.
(b)	At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Mortgage dollar rolls included.
(f)	When-issued security included.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage or asset-backed securities which are interest in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio

At June 30, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Interest Rate Swap	9/17/2007	730	74,534,094	74,756,563	222,469

At June 30, 2007, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	9/19/2007	832	87,254,564	87,945,000	(690,436)

At June 30, 2007, written option contractse were as follows:
Written Options	Coupon Rate (%)	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
GNSF Call Option	5.0	30,000,000	7/12/2007	97.3	(732)
GNSF Call Option	5.5	30,000,000	7/12/2007	97.5	(440)
GNSF Call Option	5.0	30,000,000	8/14/2007	95.0	(16,040)
GNSF Call Option	5.5	30,000,000	8/14/2007	99.8	(73)
GNSF Call Option	5.5	30,000,000	9/12/2007	97.5	(3,003)
Total Call Options					(20,288)
Put Options
GNSF Put Option	5.0	30,000,000	7/12/2007	96.5	(1,831)
GNSF Put Option	5.0	30,000,000	8/14/2007	94.0	(146)
GNSF Put Option	5.0	30,000,000	8/14/2007	96.3	(3,735)
GNSF Put Option	5.5	30,000,000	8/14/2007	98.8	(19,922)
GNSF Put Option	5.5	30,000,000	9/12/2007	96.5	(6,153)
Total Put Options					(31,787)

Total Written Options (Premiums received $1,164,844)					(52,075)

GNSF: Government National Single Family

At June 30, 2007, open written swaption contracts were as follows:

Written Swaptions	Number of Contracts	Expiration Date	Strike Rate (%)	Value ($)

Call Swaption

3 Month LIBOR, 6.3% fixed rate	8,490,000	9/22/2007	6..3x	(4,315)
Put Swaption

3 Month LIBOR, 5.3% fixed rate	8,490,000	9/22/2007	5..3	(24,388)

Total Written Swaptions (Premiums received $25,470)				(28,703)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007